Fees Summary	Oct. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 27,023,965.85
Previously Paid Amount
Total Fee Amount	3,732.01
Total Offset Amount
Net Fee	$ 3,732.01